Trading Revenues - Summary of Trading Revenues (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Trading Income Expense [Line Items]
Trading income (expense)	$ 2,411	$ 1,488	$ 1,420
TEB Basis [Member]
Trading Income Expense [Line Items]
Trading income (expense)	$ 2,988	$ 2,098	$ 2,056